Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Contract cost capitalized during the period	$ 44	$ 55	$ 82	$ 92	$ 207	$ 183
Amortization expense related to the programs	29	$ 17	56	$ 31	76	28
Total costs capitalized	$ 326		$ 326		$ 300	$ 169